5. FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Investments
Schedule of financial investment
				Consolidated
	Current		Non Current
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Investments(1)	478,253	518,553
Usiminas shares(2)	3,305,109	2,114,620
Bonds (3)			123,409	95,719
	3,783,362	2,633,173	123,409	95,719

(1)	These are restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.

(2)	Part of the shares guarantees a portion of the Company's debt.

(3)	Bonds with Fibra bank due in February 2028 (see note 22).